Exploration and evaluation of oil and gas reserves (Details 2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Exploratory well costs capitalized for a period of one year	$ 771	$ 311
Exploratory well costs capitalized for a period greater than one year	1,656	1,164
Total capitalized exploratory well costs	2,427	1,475
Number of projects relating to exploratory well costs capitalized for a period greater than one year.	$ 20	$ 18